SCHEDULE OF CURRENT AND DEFERRED PORTION OF INCOME TAX (BENEFIT)/EXPENSE (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Income Tax Disclosure [Abstract]
Current income tax expense		¥ 74	¥ (135)	¥ 8,464
Deferred income tax benefit	$ (54)	(390)	(429)	(8,806)
Total income tax benefit	$ (43)	¥ (316)	¥ (564)	¥ (342)